Employee benefit plans - Amounts Recognized in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense component
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense, Net other gains (losses)	Non-service employee benefits expense, Net other gains (losses)	Non-service employee benefits expense, Net other gains (losses)
Pension plans
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes	$ (51,165)	$ (47,452)	$ (55,809)
Net prior service credit (cost)	(398)	(453)	(591)
Net amount recognized in accumulated other comprehensive income (loss)	(51,563)	(47,905)	(56,400)
Expense component
Service cost	0	0	58
Interest cost	5,367	3,027	2,729
Expected return on plan assets	(6,117)	(6,633)	(6,437)
Amortization of net actuarial (gains) losses	2,284	2,218	2,766
Amortization of prior service (credit) loss	79	81	(25)
(Gain) loss on settlement	0	(907)	1,679
Defined benefit (income) expense	1,613	(2,214)	770
Defined contribution expense	8,525	7,825	8,259
Total benefit (income) expense	10,138	5,611	9,029
Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year	(5,762)	6,218	14,772
Net loss (gain) on settlement reclassified to net income	0	(907)	0
Prior service credit (cost) arising during the year	0	0	(399)
Amortization of net actuarial (gains) losses	2,284	2,218	2,766
Amortization of prior service (credit) cost	79	81	(25)
Change in deferred taxes	0	0	(1,462)
Foreign exchange adjustment	(259)	885	203
Total changes recognized in other comprehensive income (loss)	(3,658)	8,495	15,855
Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes	18,114	14,528	(18,371)
Net prior service credit (cost)	(6,294)	(6,818)	(7,342)
Net amount recognized in accumulated other comprehensive income (loss)	11,820	7,710	(25,713)
Expense component
Service cost	76	130	82
Interest cost	4,786	3,114	2,594
Expected return on plan assets	0	0
Amortization of net actuarial (gains) losses	524	1,444	1,679
Amortization of prior service (credit) loss	(1,333)	524	524
(Gain) loss on settlement	0	0	0
Defined benefit (income) expense	4,053	5,212	4,879
Defined contribution expense	0	0	0
Total benefit (income) expense	4,053	5,212	4,879
Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year	4,919	31,455	1,163
Net loss (gain) on settlement reclassified to net income	0	0	0
Prior service credit (cost) arising during the year	0	0	0
Amortization of net actuarial (gains) losses	524	1,444	1,679
Amortization of prior service (credit) cost	(1,333)	524	524
Change in deferred taxes	0	0	0
Foreign exchange adjustment	0	0	0
Total changes recognized in other comprehensive income (loss)	$ 4,110	$ 33,423	$ 3,366